Securities (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities
Estimated Fair Value, Less than 12 months	$ 9,116	$ 3,317
Unrealized Losses, Less than 12 months	(50)	(5)
Estimated Fair Value, 12 months or longer	1,392	1,361
Unrealized Losses, 12 months or longer	(3,816)	(3,853)
Estimated Fair Value, Total	10,508	4,678
Unrealized Losses, Total	(3,866)	(3,858)
Number of securities, Unrealized Losses, Less than 12 months	14	2
Number of securities, Unrealized Losses, 12 months or longer	4	4
Number of securities, Unrealized Losses, Total	18	6
US Government-Sponsored Enterprises Debt Securities [Member]
Estimated Fair Value, Less than 12 months	3,492	1,287
Unrealized Losses, Less than 12 months	(7)	(3)
Estimated Fair Value, 12 months or longer	0	0
Unrealized Losses, 12 months or longer	0	0
Estimated Fair Value, Total	3,492	1,287
Unrealized Losses, Total	(7)	(3)
Collateralized Mortgage Backed Securities [Member]
Estimated Fair Value, Less than 12 months	2,294	2,030
Unrealized Losses, Less than 12 months	(15)	(2)
Estimated Fair Value, 12 months or longer	0	0
Unrealized Losses, 12 months or longer	0	0
Estimated Fair Value, Total	2,294	2,030
Unrealized Losses, Total	(15)	(2)
Collateralized Debt Obligations [Member]
Estimated Fair Value, Less than 12 months	0	0
Unrealized Losses, Less than 12 months	0	0
Estimated Fair Value, 12 months or longer	1,392	1,361
Unrealized Losses, 12 months or longer	(3,816)	(3,853)
Estimated Fair Value, Total	1,392	1,361
Unrealized Losses, Total	(3,816)	(3,853)
Municipal Bonds [Member]
Estimated Fair Value, Less than 12 months	3,330	0
Unrealized Losses, Less than 12 months	(28)	0
Estimated Fair Value, 12 months or longer	0	0
Unrealized Losses, 12 months or longer	0	0
Estimated Fair Value, Total	3,330	0
Unrealized Losses, Total	$ (28)	$ 0